PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

9.PROPERTY, PLANT AND MINE DEVELOPMENT

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2021	$2,124,035	$3,267,566	$2,283,994	$7,675,595
Additions	409,562	506,102	691,167	1,606,831
Acquisition (Note 5)	7,582,824	2,845,447	—	10,428,271
Impairment loss (Note 24)	(55,000)	—	—	(55,000)
Disposals	(6)	(25,964)	—	(25,970)
Amortization	(394,652)	(603,671)	(172,004)	(1,170,327)
Transfers between categories	1,542	264,948	(266,490)	—
As at December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400
Additions	408,439	419,072	962,095	1,789,606
Acquisitions(i) (Note 5)	749,498	946,754	1,320,855	3,017,107
Impairment loss (Note 24)	(282,030)	—	(84,083)	(366,113)
Disposals	—	(39,248)	—	(39,248)
Amortization	(648,052)	(757,949)	(232,846)	(1,638,847)
Transfers between categories	3,348	446,804	(450,152)	—
As at December 31, 2023	9,899,508	$7,269,861	4,052,536	$21,221,905

As at December 31, 2022
Cost	$11,872,806	$10,490,684	$3,714,370	$26,077,860
Accumulated amortization and impairments	(2,204,501)	(4,236,256)	(1,177,703)	(7,618,460)
Carrying value - December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400

As at December 31, 2023
Cost	$14,359,568	$12,458,000	$5,652,853	$32,470,421
Accumulated amortization and impairments	(4,460,060)	(5,188,139)	(1,600,317)	(11,248,516)
Carrying value - December 31, 2023	9,899,508	$7,269,861	4,052,536	$21,221,905

(i) Acquisitions include all re-measurement gains on the Company’s previously owned property, plant and mine development in CMC and the Partnership at the date of the Yamana Transaction in addition to the acquisition of property, plant and mine development that the Company did not previously own. Acquisitions also include property, plant and mine development acquired as part of the San Nicolás project.

During the year ended December 31, 2023, net additions to Plant and Equipment included $50.6 million of right-of-use assets for lease arrangements entered into during the year (December 31, 2022 - $59.6 million).

As at December 31, 2023, major assets under construction, and therefore not yet being depreciated, included in the carrying value of property, plant and mine development was $868.7 million (December 31, 2022 - $1,277.7 million).

During the year ended December 31, 2023, the Company disposed of property, plant and mine development with a carrying value of $39.2 million (December 31, 2022 - $25.9 million). The net loss on disposal of $26.8 million (2022 - $8.8 million) was recorded in the other expenses line item in the consolidated statements of income (Note 22).

9.PROPERTY, PLANT AND MINE DEVELOPMENT (Continued)

Geographic Information:

	As at	As at
	December 31,	December 31,
	2023	2022
Canada	$17,900,132	$15,228,426
Australia	1,173,090	1,188,301
Finland	1,446,548	1,447,399
Sweden	13,812	13,812
Mexico	682,572	573,922
United States	5,751	7,540
Total property, plant and mine development	$21,221,905	$18,459,400